Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Schedule of expected useful lives of assets

Estimated Useful Life
Computer hardware and software	3 - 5 years
Vehicles	5 years
Laboratory and facility equipment	5 years
Furniture and fixtures	5 - 7 years
Leasehold improvements	Shorter of estimated useful life or lease term